Schedule of licenses payables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Authorizations Payable
Renewal of authorizations		R$ 191,329	R$ 188,498
Updated ANATEL liability	[1]	164,269	146,949
Authorizations payable	[2]	3,525,489
Total		3,881,087	335,447
Current portion		(2,630,169)	(102,507)
Non-current portion		R$ 1,250,918	R$ 232,940

[1]	On December 5, 2014, the company signed the authorization term of the 700 MHz band and paid the equivalent of R$1,678 million, recording the remaining balance in the amount of R$ 61 million as commercial liability, according to the payment method provided for in the notice.
[2]	As described in note 15.f, in November 2021, TIM participated in the 5G Auction of the 2.3GHz, 3.5Ghz and 26Ghz radio frequency bands for the deployment of the 5th Generation mobile telephony, winning several lots in these radio frequencies. In December 2021, the Authorization Terms were signed, characterizing the actual acquisition of the right over the lots of these radio frequencies.